Related Party Transactions	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 13 – RELATED PARTY TRANSACTIONS

On September 10, 2012 the Company eliminated $395,950 of accrued salaries owed the former CEO.

In December 2012, the Company issued 125,000 shares of common stock to the former CEO as compensation.

The Company issued three notes to related parties between June 2010 and April 2012. Two of these notes were issued to employees for services and totaled $220,000 with a premium of $118,461, which has also been deducted as interest expense by the Company at the time the notes were recorded. The third note, in the amount of $25,000, was issued for cash. This note had a premium of $37,500 which has been deducted as interest expense by the Company at the time the note was issued. Total outstanding on these notes was $579,166 and $362,499 as of September 30, 2013 and 2012 respectively.

On September 5, 2013 the Company replaced its CEO and Secretary. In the transaction the Company eliminated $24,553 of accrued expenses owed to the former CEO.

In June 2013 the former CEO of the Company, issued 13,000,000 shares of common stock to himself. This stock was subsequently transferred to Jeffrey Cosman upon his assumption as Chief Executive Officer of the Company. To date, the Company has not adopted a stock option plan and has not granted any stock options.